PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 1,764		Rp 1,585	Rp 1,680
Defined benefit actuarial gain (loss) - net	(1,389)	$ (90)	1,464	1,955
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	1,319		1,268	1,137
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 633		Rp 596	Rp 331
Discount rate	6.70%	6.70%		7.00%
Rate of compensation increases				8.00%